NET INCOME(LOSS) PER SHARE - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands	Dec. 01, 2022	Nov. 30, 2022	Dec. 31, 2023	Dec. 31, 2022
NET INCOME (LOSS) PER SHARE
Common stock, shares authorized (in shares)			22,500,000	22,500,000
Common stock, par value per share (in $ per share)		$ 0.04	$ 0.04	$ 0.04
Share Consolidation
NET INCOME (LOSS) PER SHARE
Number of shares consolidated in to each share		40
Authorized stock, par value per share		$ 0.001
Number of shares for each consolidation		1
Authorized share capital		$ 1,000,000
Common stock, shares authorized (in shares)		22,500,000
Common stock, par value per share (in $ per share)		$ 0.04
Preferred shares, authorized		2,500,000
Preferred shares, par value per share		$ 0.04
Number of shares per ADS	1	10